Share-based Compensation - Share-based compensation expense (Detail)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Share-based compensation
Share-based compensation expense	¥ 4,935,782	$ 695,190	¥ 24,053,760	¥ 35,344,620
Sales and marketing
Share-based compensation
Share-based compensation expense	265,862	37,446	527,537	1,726,837
General and administrative
Share-based compensation
Share-based compensation expense	4,649,664	654,891	21,102,104	29,684,217
Research and development
Share-based compensation
Share-based compensation expense	¥ 20,256	$ 2,853	¥ 2,424,119	¥ 3,933,566